Share based compensation - Restricted stock units - Changes in RSUs (Details) - $ / shares					3 Months Ended
	Mar. 04, 2020	May 28, 2019	Mar. 07, 2019	Jan. 02, 2019	Mar. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSUs forfeited (in shares)					0
RSUs forfeited during the period, Weighted average fair value at grant date					$ 0.00
Restricted stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Balance as at the beginning					322,106
Balance as at the beginning, Weighted average fair value at grant date					$ 5.28
Granted (in shares)	83,916	59,237	86,210	176,659	83,916
Granted during the period, Weighted average fair value at grant date					$ 5.25
Balance as at the end (none of which are vested)					406,022
Balance as at the end (none of which are vested), Weighted average fair value at grant date					$ 5.27